Investments (Details Textuals 9) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Equity securities available-for-sale with gross unrealized loss of equal to or greater than stated percentage	20.00%	20.00%
% A Rated or Better	20.00%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	299	241
Non-redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	202	229
20% or more [Member] | Non-redeemable preferred stock [Member] | Financial Services Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
% Financial Service Industry securities with losses of 20% or more to total equity securities with losses of 20% or more	0.00%
20% or more [Member] | Twelve months or greater [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	96	116
20% or more [Member] | Twelve months or greater [Member] | Non-redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	96
20% or more [Member] | Twelve months or greater [Member] | Non-redeemable preferred stock [Member] | Investment Grade [Member] | Financial Services Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	96
% A Rated or Better	71.00%
20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	223
20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member] | Non-redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	183
20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member] | Non-redeemable preferred stock [Member] | Financial Services Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	0
20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member] | Non-redeemable preferred stock [Member] | Investment Grade [Member] | Financial Services Industry [Member]

Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	142
% A Rated or Better	55.00%